AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
PLATINUM INVESTORSM PLUS
FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
SUPPLEMENT DATED MAY 31, 2002
TO
PROSPECTUS DATED MAY 14, 2002

Effective May 14, 2002, the following investment option, which is 1 of the 46 investment options available under the Policies, did not appear on Page 1 of the Prospectus:

                   Fund                                                         Investment Adviser                     Investment Option

  The Universal Institutional Funds, Inc. ..........Morgan Stanley Investment..........High Yield Portfolio
                                                                               Management Inc.

This printing omission only occurred on Page 1 of the Prospectus.